PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Cost	$ 124,437	$ 114,623
Accumulated depreciation	89,572	81,010
Depreciated cost	34,865	33,613
Depreciation expenses	9,555	7,758	$ 7,661
Changes of property and equipment	1,058	2,581
Computers, manufacturing, peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	120,796	111,012
Accumulated depreciation	86,892	78,317
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,925	2,201
Accumulated depreciation	1,577	1,856
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,716	1,410
Accumulated depreciation	$ 1,103	$ 837